NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2015	Aug. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Sep. 30, 2014	Jul. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2010
Interest rate		5.75%
Exercise price		$ 0.01
Amortization of Debt Discount (Premium)	$ 13,046
Warrants due to dilutive issuances	375,000		375,000
Debt Instrument, Unamortized Discount		$ 353,873	$ 71,758	$ 71,758					$ 298,417
Interest expense.			$ 298,417
Line of credit amount	$ 300,000
Line of credit		$ 1,500,000
Weighted average price per share		$ 1.50
Amortization of the note discount		$ 27,863
Fair value issunace of note		303,024
Issued shares of common stock			198,409
Estimated fair value of shares issued			$ 186,270
Fixed loan fees / interest expense			80,000
Unsecured Promissory Note [Member]
Debt Instrument, Fee Amount								$ 1,350,000
Exercise price								$ 1.30
Maximum [Member]
Debt Instrument, Maturity Date				May 01, 2017
Line of credit amount				$ 3,000,000
Credit Agreement [Member]
Debt Instrument, Face Amount		$ 876,250
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Maturity Date		Apr. 30, 2015
Warrants value			248,011	248,011
Debt Instrument Maturity Period		500,000
Line of credit amount		$ 1,575,758		1,939,394
Unsecured Promissory Note [Member]
Interest rate						10.00%
California United Bank [Member] | Promissory Note Two [Member]
Debt Instrument, Face Amount		$ 1,250,000	$ 1,250,000	$ 1,250,000						$ 1,250,000	$ 1,250,000
Debt Instrument, Interest Rate, Stated Percentage		7.25%	7.25%	7.25%							7.25%
Debt Instrument, Maturity Date				Mar. 05, 2014
Debt Instrument, Outstanding Amount										$ 2,000,000
Amortization of Debt Discount (Premium)				$ 6,523
Debt Instrument, Unamortized Discount		$ 58,712	$ 71,758	$ 71,758
California United Bank [Member] | Promissory Note Three [Member]
Debt Instrument, Face Amount							$ 350,000
Debt Instrument, Interest Rate, Stated Percentage							18.00%
California United Bank [Member] | Promissory Note One [Member]
Debt Instrument, Face Amount											$ 500,000
Debt Instrument, Interest Rate, Stated Percentage											5.75%
TCA Global Credit Master Fund, LP [Member] | Revolving Credit Facility [Member] | Credit Agreement [Member]
Debt Instrument, Face Amount									1,500,000
Debt Instrument Increase Additional Borrowings									$ 1,850,000
TCA Global Credit Master Fund, LP [Member] | Revolving Credit Facility [Member] | Second Amendment [Member] | Credit Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage			15.00%	15.00%					15.00%
Debt Instrument, Outstanding Amount			$ 2,210,798	$ 2,210,798					$ 2,210,798
Debt Instrument, Fee Amount			330,000	330,000					$ 330,000
Interest rate									2543100.00%
Debt Instrument, Increase, Accrued Interest					$ 25,431
Amortization of Debt Discount (Premium)					$ 330,000
Debt Instrument, Unamortized Discount			$ 298,417	$ 298,417					$ 298,417
Debt Instrument, Frequency of Periodic Payment					monthly
Debt Instrument, Date of First Required Payment					Mar. 31, 2014
Debt Instrument Maturity Period					October2014
TCA Global Credit Master Fund, LP [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Credit Agreement [Member]
Debt Instrument Increase Additional Borrowings									7,000,000
Colgan Financial Group, Inc [Member] | Promissory Note [Member] | Loan and Security Agreement [Member]
Debt Instrument, Face Amount									$ 600,000
Debt Instrument, Interest Rate, Stated Percentage									2.50%
Debt Instrument, Unamortized Discount									$ 298,417